Securities Financing Including Redeemable Preferred Stocks- Summary of Redeemable Preferred Stock (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Series E Redeemable Preferred Stock [Member]
Class Of Stock [Line Items]
Redeemable preferred stock issuance costs	$ 10.6
Series F Redeemable Preferred Stock [Member]
Class Of Stock [Line Items]
Redeemable preferred stock issuance costs	$ 10.6